Exhibit 99.06

Schedule 3. Infinity Individual Exception Report

EFMT DEPOSITOR LLC ABS-15G

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXXX	XXXX	2114501	XXXX	North Carolina	XXXX	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	XXXXXXXXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	One member, XXXX, owns 33.33% of the entity but is not providing a personal guarantee. A copy of an exception approval letter is available in the loan file.	FICO: 762 FICO exceeds the guideline requirement of 700.

Reserves: The 743 months of available reserves are more than the guideline requirement of 6 months.

																					DSCR: 1.38 DSCR exceeds the guideline requirement of 1.00.		QC Complete	12/15/2025			12/08/2025
XXXX	XXXX	2114504	XXXX	North Carolina	XXXX	Refinance	Not Covered/Exempt	2	2	Credit	Guidelines	XXXXXXXXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	One member, XXXX, owns 33.33% of the entity but is not providing a personal guarantee. A copy of an exception approval letter is available in the loan file.	DSCR: 1.382 DSCR exceeds the guideline requirement of 1.00.

FICO: 762 FICO exceeds the guideline requirement of 680.

																					Reserves: The 728 months of available reserves are more than the guideline requirement of 6 months.		QC Complete	12/09/2025			12/08/2025
XXXX	XXXX	2114502	XXXX	North Carolina	XXXX	Cash Out	Not Covered/Exempt	3	2	Valuation	Doc Issue	XXXXXXXXX	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The mortgage includes a PUD rider; however, the appraisal reflects the subject property as a single-family. Provide an updated appraisal report.

																		Resolved 12/11/2025 - Received corrected appraisal, condition resolved.	Resolved 12/11/2025 - Received corrected appraisal, condition resolved.	Resolved 12/11/2025 - Received corrected appraisal, condition resolved.			QC Complete	12/15/2025	12/15/2025	12/15/2025	12/15/2025
XXXX	XXXX	2114502	XXXX	North Carolina	XXXX	Cash Out	Not Covered/Exempt	3	2	Credit	Guidelines	XXXXXXXXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	One member, XXXX, owns 33.33% of the entity but is not providing a personal Guarantee A copy of an exception approval letter is available in the loan file.	FICO: 762 FICO exceeds the guideline requirement of 640.

Reserves: The 735 months of available reserves are more than the guideline requirement of 6 months.

DSCR: 1.38 DSCR exceeds the guideline requirement of 0.80.

																							QC Complete	12/15/2025			12/08/2025
XXXX	XXXX	2114503	XXXX	North Carolina	XXXX	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	XXXXXXXXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	One member, XXXX, owns 33.33% of the entity but is not providing a personal guarantee A copy of an exception approval letter is available in the loan file.	FICO: 762 FICO exceeds the guideline requirement of 640.

Reserves: The 740 months of available reserves are more than the guideline requirement of 6 months.

DSCR: 1.38 DSCR exceeds the guideline requirement of 0.80.
																							QC Complete	12/09/2025			12/08/2025
XXXX	XXXX	2110973		XXXX	Texas	XXXX	Refinance	Not Covered/Exempt	3	1	Credit	Credit	XXXXXXXXX	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	Provide updated XXXX UW approval with change in property type from 2-4 Unit to SFR. Resolved 12/11/2025 - Received corrected XXXX document, condition resolved.	Resolved 12/11/2025 - Received corrected XXXX document, condition resolved.	Resolved 12/11/2025 - Received corrected XXXX document, condition resolved.			QC Complete	12/09/2025	12/11/2025	12/11/2025	12/08/2025
XXXX	XXXX	2114498		XXXX	Virginia	XXXX	Purchase	Not Covered/Exempt	3	1	Credit	Credit	XXXXXXXXX	Resolved	3	R	* Missing Final 1003_Application (Lvl R)	Provide a copy of 1003 as it is missing Resolved 12/18/2025 - Received 1003 application, condition resolved.	Resolved 12/18/2025 - Received 1003 application, condition resolved.	Resolved 12/18/2025 - Received 1003 application, condition resolved.			QC Complete	12/24/2025	12/24/2025	12/24/2025	12/24/2025